Quarterly Holdings Report
for
Fidelity® High Income Fund
July 31, 2023
SPH-NPRT1-0923
1.804875.119
Corporate Bonds - 84.8%
	Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 1.2%
Broadcasting - 1.1%
DISH Network Corp.:
2.375% 3/15/24	13,488	12,375
3.375% 8/15/26	33,458	18,552
		30,927
Homebuilders/Real Estate - 0.1%
Redfin Corp. 0.5% 4/1/27	5,848	4,053
TOTAL CONVERTIBLE BONDS		34,980
Nonconvertible Bonds - 83.6%
Aerospace - 2.7%
ATI, Inc.:
4.875% 10/1/29	570	519
5.875% 12/1/27	3,130	3,042
Bombardier, Inc. 7.875% 4/15/27 (b)	9,547	9,516
BWX Technologies, Inc. 4.125% 6/30/28 (b)	7,903	7,193
Howmet Aerospace, Inc.:
5.9% 2/1/27	1,380	1,393
6.875% 5/1/25	1,380	1,401
Kaiser Aluminum Corp.:
4.5% 6/1/31 (b)	2,155	1,762
4.625% 3/1/28 (b)	6,545	5,875
Moog, Inc. 4.25% 12/15/27 (b)	410	380
TransDigm, Inc.:
4.625% 1/15/29	5,930	5,293
5.5% 11/15/27	20,422	19,350
6.25% 3/15/26 (b)	10,225	10,170
6.375% 6/15/26	2,760	2,732
6.75% 8/15/28 (b)	4,100	4,112
7.5% 3/15/27	1,582	1,581
VistaJet Malta Finance PLC / XO Management Holding, Inc. 9.5% 6/1/28 (b)	1,065	1,017
		75,336
Air Transportation - 1.0%
Air Canada 3.875% 8/15/26 (b)	2,030	1,884
American Airlines, Inc. 7.25% 2/15/28 (b)	1,370	1,360
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)	8,438	8,311
Mileage Plus Holdings LLC 6.5% 6/20/27 (b)	1,104	1,104
Rand Parent LLC 8.5% 2/15/30 (b)	8,835	8,308
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (b)	6,820	6,879
		27,846
Automotive - 0.3%
Ford Motor Co.:
6.1% 8/19/32	3,105	3,003
7.4% 11/1/46	1,085	1,132
Ford Motor Credit Co. LLC 3.625% 6/17/31	3,945	3,261
		7,396
Automotive & Auto Parts - 2.3%
Adient Global Holdings Ltd. 7% 4/15/28 (b)	815	821
Dana, Inc.:
4.25% 9/1/30	1,115	953
5.375% 11/15/27	745	713
Ford Motor Co.:
3.25% 2/12/32	2,745	2,169
4.75% 1/15/43	1,360	1,064
5.291% 12/8/46	550	455
Ford Motor Credit Co. LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 8.0438% 3/6/26 (c)(d)	3,910	3,922
2.3% 2/10/25	12,405	11,632
2.9% 2/10/29	3,905	3,261
3.375% 11/13/25	1,380	1,290
3.815% 11/2/27	4,080	3,665
4% 11/13/30	1,415	1,216
4.389% 1/8/26	2,765	2,628
4.95% 5/28/27	5,655	5,366
5.125% 6/16/25	1,385	1,349
6.95% 3/6/26	11,030	11,139
IHO Verwaltungs GmbH 4.75% 9/15/26 pay-in-kind (b)(c)	550	507
LCM Investments Holdings 8.25% 8/1/31 (b)	1,315	1,336
Macquarie AirFinance Holdings 8.375% 5/1/28 (b)	2,865	2,917
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (b)	2,390	1,320
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.9311% 10/15/26 (b)(c)(d)	805	809
ZF North America Capital, Inc.:
4.75% 4/29/25 (b)	3,320	3,222
6.875% 4/14/28 (b)	1,440	1,463
7.125% 4/14/30 (b)	1,440	1,483
		64,700
Banks & Thrifts - 0.5%
Ally Financial, Inc.:
5.75% 11/20/25	268	260
6.7% 2/14/33	5,480	5,101
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)	2,430	2,132
Quicken Loans LLC/Quicken Loans Co.-Issuer, Inc. 4% 10/15/33 (b)	1,095	868
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30 (b)	4,315	3,653
7.875% 5/1/27 (b)	1,090	1,011
		13,025
Broadcasting - 1.6%
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27 (b)	2,150	1,974
7.5% 6/1/29 (b)	2,809	2,236
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (b)(e)	22,770	712
DISH Network Corp. 11.75% 11/15/27 (b)	7,125	7,172
Sinclair Television Group, Inc. 5.5% 3/1/30 (b)	2,700	1,425
Sirius XM Radio, Inc.:
4% 7/15/28 (b)	5,800	5,046
4.125% 7/1/30 (b)	5,380	4,431
5.5% 7/1/29 (b)	8,285	7,570
TEGNA, Inc.:
4.625% 3/15/28	1,735	1,553
5% 9/15/29	1,775	1,582
Univision Communications, Inc.:
4.5% 5/1/29 (b)	5,615	4,859
6.625% 6/1/27 (b)	3,655	3,556
8% 8/15/28 (b)(f)	1,955	1,970
		44,086
Building Materials - 0.7%
Advanced Drain Systems, Inc.:
5% 9/30/27 (b)	1,486	1,419
6.375% 6/15/30 (b)	1,420	1,406
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)	2,616	2,623
Builders FirstSource, Inc. 4.25% 2/1/32 (b)	5,595	4,855
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)	2,950	2,810
SRS Distribution, Inc.:
4.625% 7/1/28 (b)	3,455	3,128
6% 12/1/29 (b)	3,095	2,685
		18,926
Cable/Satellite TV - 2.9%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (b)	8,354	6,868
4.25% 1/15/34 (b)	5,535	4,254
4.5% 8/15/30 (b)	8,055	6,825
4.5% 5/1/32	12,236	9,977
4.5% 6/1/33 (b)	11,280	8,926
4.75% 3/1/30 (b)	80	69
5.375% 6/1/29 (b)	640	585
CSC Holdings LLC:
3.375% 2/15/31 (b)	5,000	3,463
4.125% 12/1/30 (b)	2,939	2,125
4.5% 11/15/31 (b)	1,430	1,026
4.625% 12/1/30 (b)	11,564	5,809
5.375% 2/1/28 (b)	6,465	5,399
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)	1,355	1,223
DISH DBS Corp. 5.75% 12/1/28 (b)	7,065	5,437
Dolya Holdco 18 DAC 5% 7/15/28 (b)	1,213	1,067
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (b)	4,479	3,640
6.5% 9/15/28 (b)	4,793	2,873
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)	6,200	5,668
Ziggo BV 4.875% 1/15/30 (b)	5,005	4,238
		79,472
Capital Goods - 1.1%
Mueller Water Products, Inc. 4% 6/15/29 (b)	4,685	4,174
Regal Rexnord Corp.:
6.05% 2/15/26 (b)	4,150	4,149
6.05% 4/15/28 (b)	2,765	2,748
6.3% 2/15/30 (b)	2,765	2,760
Vertical Holdco GmbH 7.625% 7/15/28 (b)	3,980	3,711
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (b)	12,934	12,095
		29,637
Chemicals - 3.5%
CVR Partners LP 6.125% 6/15/28 (b)	1,775	1,603
Element Solutions, Inc. 3.875% 9/1/28 (b)	2,554	2,257
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(c)	1,620	1,134
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (b)	1,170	1,088
LSB Industries, Inc. 6.25% 10/15/28 (b)	2,215	2,033
Methanex Corp.:
5.125% 10/15/27	11,101	10,474
5.65% 12/1/44	8,249	6,867
NOVA Chemicals Corp.:
4.25% 5/15/29 (b)	5,020	4,174
4.875% 6/1/24 (b)	4,330	4,221
5% 5/1/25 (b)	2,270	2,180
5.25% 6/1/27 (b)	4,970	4,476
Nufarm Australia Ltd. 5% 1/27/30 (b)	6,520	5,800
Olin Corp. 5% 2/1/30	2,680	2,462
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (b)	5,155	4,131
6.25% 10/1/29 (b)	5,435	4,006
9.75% 11/15/28 (b)	5,873	5,682
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (b)	884	791
6.625% 5/1/29 (b)	2,680	2,329
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (b)	3,935	3,615
The Chemours Co. LLC:
4.625% 11/15/29 (b)	1,785	1,507
5.375% 5/15/27	10,144	9,654
5.75% 11/15/28 (b)	6,620	6,074
Tronox, Inc. 4.625% 3/15/29 (b)	1,370	1,136
W.R. Grace Holding LLC:
5.625% 8/15/29 (b)	9,670	8,160
7.375% 3/1/31 (b)	1,105	1,100
		96,954
Consumer Products - 0.9%
Ferrellgas LP/Ferrellgas Finance Corp. 5.375% 4/1/26 (b)	740	697
Mattel, Inc.:
3.375% 4/1/26 (b)	6,425	5,973
3.75% 4/1/29 (b)	8,300	7,426
5.45% 11/1/41	1,100	948
Newell Brands, Inc.:
4.7% 4/1/26	1,380	1,310
6% 4/1/46 (g)	1,100	892
6.375% 9/15/27	1,380	1,358
6.625% 9/15/29	1,470	1,468
The Scotts Miracle-Gro Co.:
4% 4/1/31	550	447
4.375% 2/1/32	820	664
Windsor Holdings III, LLC 8.5% 6/15/30 (b)	2,810	2,824
		24,007
Containers - 1.9%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(c)	7,175	5,830
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
5.25% 8/15/27 (b)	4,935	4,235
5.25% 8/15/27 (b)	8,160	7,003
Ball Corp.:
2.875% 8/15/30	1,370	1,129
4.875% 3/15/26	4,150	4,057
6% 6/15/29	1,720	1,720
Berry Global, Inc. 4.875% 7/15/26 (b)	2,210	2,137
BWAY Holding Co. 7.875% 8/15/26 (b)	4,120	4,109
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)	1,360	1,191
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)	2,160	1,870
LABL, Inc.:
5.875% 11/1/28 (b)	800	730
6.75% 7/15/26 (b)	535	525
9.5% 11/1/28 (b)	535	548
10.5% 7/15/27 (b)	3,140	2,990
Owens-Brockway Glass Container, Inc. 7.25% 5/15/31 (b)	1,340	1,362
Sealed Air Corp. 5% 4/15/29 (b)	5,450	5,087
Sealed Air Corp./Sealed Air Cor 6.125% 2/1/28 (b)	1,655	1,648
Trivium Packaging Finance BV:
5.5% 8/15/26 (b)	4,717	4,497
8.5% 8/15/27 (b)	2,621	2,521
		53,189
Diversified Financial Services - 3.9%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(c)	2,540	2,480
Coinbase Global, Inc. 3.625% 10/1/31 (b)	5,180	3,269
Emerald Debt Merger Sub LLC 6.625% 12/15/30 (b)	2,950	2,932
GGAM Finance Ltd.:
7.75% 5/15/26 (b)	2,635	2,656
8% 6/15/28 (b)	4,990	5,058
Hightower Holding LLC 6.75% 4/15/29 (b)	3,880	3,395
HTA Group Ltd. 7% 12/18/25 (b)	5,900	5,625
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	7,765	6,298
5.25% 5/15/27	30,900	27,192
6.25% 5/15/26	11,296	10,591
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (b)	980	837
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (b)	3,635	3,065
LPL Holdings, Inc. 4.375% 5/15/31 (b)	1,370	1,205
MSCI, Inc.:
3.25% 8/15/33 (b)	3,645	2,973
3.625% 9/1/30 (b)	5,655	4,953
OneMain Finance Corp.:
3.5% 1/15/27	1,425	1,232
3.875% 9/15/28	8,180	6,718
6.875% 3/15/25	4,965	4,949
7.125% 3/15/26	10,330	10,231
9% 1/15/29	335	340
Scientific Games Holdings LP/Scientific Games U.S. Finco, Inc. 6.625% 3/1/30 (b)	1,673	1,482
		107,481
Diversified Media - 0.2%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)	6,673	5,806
Energy - 13.3%
Altus Midstream LP 5.875% 6/15/30 (b)	3,635	3,494
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75% 3/1/27 (b)	1,375	1,330
7.875% 5/15/26 (b)	1,375	1,404
Apache Corp.:
4.25% 1/15/30	1,960	1,779
5.1% 9/1/40	2,465	2,095
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	6,465	5,853
California Resources Corp. 7.125% 2/1/26 (b)	1,930	1,944
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28 (b)	2,005	2,000
Centennial Resource Production LLC:
5.875% 7/1/29 (b)	3,925	3,729
7.75% 2/15/26 (b)	660	666
CGG SA 8.75% 4/1/27 (b)	4,969	4,200
Cheniere Energy Partners LP 4% 3/1/31	2,745	2,443
Citgo Petroleum Corp. 6.375% 6/15/26 (b)	6,098	5,915
CNX Resources Corp. 7.375% 1/15/31 (b)	1,580	1,567
Comstock Resources, Inc.:
5.875% 1/15/30 (b)	3,370	2,983
6.75% 3/1/29 (b)	4,280	3,992
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (b)	22,398	21,278
5.75% 4/1/25	4,057	3,996
7.375% 2/1/31 (b)	2,760	2,753
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29 (b)	3,830	3,602
5.625% 10/15/25 (b)	560	552
CVR Energy, Inc.:
5.25% 2/15/25 (b)	9,749	9,468
5.75% 2/15/28 (b)	5,483	4,948
Delek Logistics Partners LP 7.125% 6/1/28 (b)	7,325	6,776
DT Midstream, Inc.:
4.125% 6/15/29 (b)	4,090	3,626
4.375% 6/15/31 (b)	1,375	1,194
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)	2,520	2,454
EnLink Midstream LLC:
5.625% 1/15/28 (b)	1,630	1,594
6.5% 9/1/30 (b)	2,530	2,547
EnLink Midstream Partners LP 4.85% 7/15/26	2,485	2,415
EQM Midstream Partners LP:
4% 8/1/24	2,545	2,491
4.75% 1/15/31 (b)	1,120	1,000
6% 7/1/25 (b)	355	352
6.5% 7/1/27 (b)	1,097	1,092
6.5% 7/15/48	555	507
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29	1,785	1,674
Harvest Midstream I LP 7.5% 9/1/28 (b)	2,365	2,324
Hess Midstream Partners LP:
4.25% 2/15/30 (b)	1,880	1,650
5.125% 6/15/28 (b)	7,610	7,194
5.5% 10/15/30 (b)	1,370	1,288
5.625% 2/15/26 (b)	6,625	6,526
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (b)	4,080	3,816
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (b)	2,780	2,843
Jonah Energy Parent LLC 12% 11/5/25 (h)(i)	4,708	4,778
Mesquite Energy, Inc. 7.25% (b)(e)(i)	28,768	0
New Fortress Energy, Inc.:
6.5% 9/30/26 (b)	31,990	29,353
6.75% 9/15/25 (b)	17,262	16,439
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (b)	4,350	4,310
Northern Oil & Gas, Inc.:
8.125% 3/1/28 (b)	4,220	4,188
8.75% 6/15/31 (b)	1,345	1,355
Occidental Petroleum Corp.:
4.2% 3/15/48	1,360	1,029
4.4% 4/15/46	4,100	3,247
4.4% 8/15/49	1,900	1,400
4.5% 7/15/44	3,365	2,557
5.5% 12/1/25	6,915	6,889
5.55% 3/15/26	830	826
5.875% 9/1/25	4,195	4,203
6.125% 1/1/31	4,795	4,898
6.45% 9/15/36	3,155	3,312
6.625% 9/1/30	3,440	3,607
7.5% 5/1/31	6,195	6,802
7.875% 9/15/31	1,135	1,275
7.95% 6/15/39	685	781
8.875% 7/15/30	4,715	5,462
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)	1,900	1,686
4.95% 7/15/29 (b)	4,294	3,944
6.875% 4/15/40 (b)	1,598	1,446
Seadrill Finance Ltd. 8.375% 8/1/30 (b)	1,240	1,262
SM Energy Co. 5.625% 6/1/25	3,075	3,013
Southwestern Energy Co. 4.75% 2/1/32	3,580	3,181
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.875% 3/1/27	525	514
Sunnova Energy Corp. 5.875% 9/1/26 (b)	3,530	3,168
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	5,094	4,574
5.875% 3/15/28	4,990	4,853
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)	2,990	2,628
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)	9,865	9,076
6% 3/1/27 (b)	7,137	6,763
6% 12/31/30 (b)	9,160	8,131
6% 9/1/31 (b)	9,425	8,199
7.5% 10/1/25 (b)	9,570	9,587
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31	2,745	2,549
Teine Energy Ltd. 6.875% 4/15/29 (b)	745	685
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)	2,003	1,988
Transocean, Inc.:
7.5% 1/15/26 (b)	2,085	2,043
8% 2/1/27 (b)	5,835	5,624
8.75% 2/15/30 (b)	3,585	3,722
Valaris Ltd. 8.375% 4/30/30 (b)	3,730	3,817
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)	6,215	5,382
4.125% 8/15/31 (b)	4,930	4,182
6.25% 1/15/30 (b)	3,670	3,589
Western Gas Partners LP:
3.35% 2/1/25	4,945	4,727
3.95% 6/1/25	1,370	1,321
5.3% 3/1/48	1,360	1,166
5.5% 8/15/48	815	699
5.5% 2/1/50	2,720	2,307
		367,891
Environmental - 1.1%
Clean Harbors, Inc. 6.375% 2/1/31 (b)	1,305	1,311
Covanta Holding Corp. 4.875% 12/1/29 (b)	4,165	3,678
Darling Ingredients, Inc. 6% 6/15/30 (b)	2,155	2,123
GFL Environmental, Inc.:
3.75% 8/1/25 (b)	2,765	2,643
5.125% 12/15/26 (b)	2,765	2,689
Madison IAQ LLC:
4.125% 6/30/28 (b)	6,715	5,979
5.875% 6/30/29 (b)	6,055	5,079
Stericycle, Inc.:
3.875% 1/15/29 (b)	7,910	6,943
5.375% 7/15/24 (b)	1,385	1,369
		31,814
Food & Drug Retail - 0.9%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26 (b)	740	688
3.5% 3/15/29 (b)	6,553	5,705
4.875% 2/15/30 (b)	2,310	2,119
BellRing Brands, Inc. 7% 3/15/30 (b)	1,100	1,104
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	9,414	5,225
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)	1,690	1,434
Parkland Corp.:
4.5% 10/1/29 (b)	1,673	1,476
4.625% 5/1/30 (b)	8,235	7,227
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (b)	275	260
		25,238
Food/Beverage/Tobacco - 1.7%
C&S Group Enterprises LLC 5% 12/15/28 (b)	3,995	3,093
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (b)	1,100	1,001
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (b)	7,855	6,932
4.375% 1/31/32 (b)	1,370	1,203
Performance Food Group, Inc. 5.5% 10/15/27 (b)	542	525
Pilgrim's Pride Corp.:
3.5% 3/1/32	1,370	1,106
4.25% 4/15/31	1,615	1,397
Post Holdings, Inc.:
4.625% 4/15/30 (b)	3,666	3,231
5.5% 12/15/29 (b)	3,587	3,331
Primo Water Holdings, Inc. 4.375% 4/30/29 (b)	5,745	5,044
TreeHouse Foods, Inc. 4% 9/1/28	2,065	1,803
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)	16,125	13,625
U.S. Foods, Inc.:
4.625% 6/1/30 (b)	2,045	1,839
4.75% 2/15/29 (b)	2,520	2,318
United Natural Foods, Inc. 6.75% 10/15/28 (b)	550	458
		46,906
Gaming - 1.9%
Affinity Gaming LLC 6.875% 12/15/27 (b)	10,355	9,161
Caesars Entertainment, Inc.:
6.25% 7/1/25 (b)	4,530	4,505
7% 2/15/30 (b)	1,300	1,313
8.125% 7/1/27 (b)	6,319	6,481
Caesars Resort Collection LLC 5.75% 7/1/25 (b)	5,565	5,621
Carnival Corp. 10.5% 6/1/30 (b)	4,740	5,014
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (b)	5,390	4,625
Golden Entertainment, Inc. 7.625% 4/15/26 (b)	3,921	3,920
Jacobs Entertainment, Inc. 6.75% 2/15/29 (b)	2,400	2,186
Station Casinos LLC 4.5% 2/15/28 (b)	4,745	4,304
Transocean, Inc. 7.25% 11/1/25 (b)	1,350	1,331
VICI Properties LP / VICI Note Co. 4.125% 8/15/30 (b)	2,740	2,430
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (b)	1,365	1,364
		52,255
Healthcare - 6.6%
1375209 BC Ltd. 9% 1/30/28 (b)	3,606	3,615
180 Medical, Inc. 3.875% 10/15/29 (b)	2,575	2,254
Amgen, Inc. 5.6% 3/2/43	1,375	1,367
AMN Healthcare 4% 4/15/29 (b)	1,674	1,487
Avantor Funding, Inc.:
3.875% 11/1/29 (b)	3,310	2,897
4.625% 7/15/28 (b)	2,215	2,055
Cano Health, Inc. 6.25% 10/1/28 (b)	2,619	1,624
Catalent Pharma Solutions 3.5% 4/1/30 (b)	2,900	2,429
Centene Corp.:
2.5% 3/1/31	3,710	2,969
3% 10/15/30	3,590	2,999
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)	2,975	2,625
4% 3/15/31 (b)	2,475	2,158
4.25% 5/1/28 (b)	768	710
Community Health Systems, Inc.:
4.75% 2/15/31 (b)	10,365	7,852
5.25% 5/15/30 (b)	19,665	15,713
5.625% 3/15/27 (b)	13,825	12,301
6% 1/15/29 (b)	6,140	5,250
6.125% 4/1/30 (b)	6,035	3,804
6.875% 4/15/29 (b)	4,435	2,939
8% 3/15/26 (b)	3,135	3,079
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)	5,375	4,778
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (b)	2,170	1,735
4.625% 6/1/30 (b)	9,260	7,902
Embecta Corp. 5% 2/15/30 (b)	2,745	2,265
Grifols SA 4.75% 10/15/28 (b)	3,442	3,019
HCA Holdings, Inc. 5.5% 6/15/47	2,720	2,540
Hologic, Inc. 3.25% 2/15/29 (b)	1,530	1,339
IQVIA, Inc. 6.5% 5/15/30 (b)	2,670	2,696
Jazz Securities DAC 4.375% 1/15/29 (b)	4,925	4,379
LifePoint Health, Inc.:
6.75% 4/15/25 (b)	1,315	1,335
9.875% 8/15/30 (b)(f)	3,000	3,000
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)	2,030	1,453
Molina Healthcare, Inc.:
3.875% 11/15/30 (b)	3,370	2,883
3.875% 5/15/32 (b)	1,465	1,222
Mozart Borrower LP 3.875% 4/1/29 (b)	1,375	1,204
Option Care Health, Inc. 4.375% 10/31/29 (b)	650	574
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)	9,435	8,455
5.125% 4/30/31 (b)	820	695
Owens & Minor, Inc. 4.5% 3/31/29 (b)	2,610	2,244
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)	7,060	6,375
Regionalcare Hospital Partners 9.75% 12/1/26 (b)	2,640	2,475
RegionalCare Hospital Partners Holdings, Inc. 5.375% 1/15/29 (b)	2,305	1,631
RP Escrow Issuer LLC 5.25% 12/15/25 (b)	6,530	4,452
Teleflex, Inc. 4.25% 6/1/28 (b)	1,540	1,416
Tenet Healthcare Corp.:
4.25% 6/1/29	6,395	5,730
4.375% 1/15/30	4,965	4,428
4.625% 6/15/28	1,728	1,599
6.125% 10/1/28	5,720	5,449
6.125% 6/15/30	6,675	6,480
6.25% 2/1/27	3,134	3,077
6.75% 5/15/31 (b)	945	939
Teva Pharmaceutical Finance Netherlands III BV:
3.15% 10/1/26	3,265	2,954
7.875% 9/15/29	830	864
8.125% 9/15/31	830	879
		182,593
Homebuilders/Real Estate - 3.6%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (b)	2,515	2,176
Howard Hughes Corp.:
4.125% 2/1/29 (b)	2,350	1,986
4.375% 2/1/31 (b)	1,765	1,452
Kennedy-Wilson, Inc. 4.75% 2/1/30	3,915	3,055
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	10,750	7,743
4.625% 8/1/29	7,355	5,842
5% 10/15/27	23,595	20,670
5.25% 8/1/26	2,645	2,435
Railworks Holdings LP 8.25% 11/15/28 (b)	5,035	4,747
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)	1,560	1,154
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)	1,225	883
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (b)	1,005	938
5.625% 3/1/24 (b)	1,375	1,368
TopBuild Corp. 4.125% 2/15/32 (b)	2,115	1,815
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24	70	70
TRI Pointe Homes, Inc. 5.7% 6/15/28	545	523
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (b)	16,235	13,543
6.5% 2/15/29 (b)	35,585	24,754
10.5% 2/15/28 (b)	5,485	5,452
		100,606
Hotels - 0.7%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)	11,850	9,944
3.75% 5/1/29 (b)	215	192
4% 5/1/31 (b)	6,635	5,787
Lindblad Expeditions LLC 6.75% 2/15/27 (b)	655	629
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)	4,395	4,022
		20,574
Insurance - 0.9%
Acrisure LLC / Acrisure Finance, Inc.:
4.25% 2/15/29 (b)	1,100	948
7% 11/15/25 (b)	550	531
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (b)	8,485	7,743
6.75% 10/15/27 (b)	1,355	1,283
6.75% 4/15/28 (b)	1,370	1,363
AmWINS Group, Inc. 4.875% 6/30/29 (b)	3,390	3,110
AssuredPartners, Inc. 5.625% 1/15/29 (b)	3,295	2,876
HUB International Ltd.:
7% 5/1/26 (b)	1,900	1,896
7.25% 6/15/30 (b)	4,015	4,091
		23,841
Leisure - 2.6%
Carnival Corp.:
5.75% 3/1/27 (b)	8,485	7,849
6% 5/1/29 (b)	5,195	4,670
6.65% 1/15/28	750	693
7.625% 3/1/26 (b)	11,060	10,911
Constellation Merger Sub, Inc. 8.5% 9/15/25 (b)	485	407
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)	4,465	3,653
NCL Corp. Ltd.:
5.875% 3/15/26 (b)	2,175	2,058
7.75% 2/15/29 (b)	4,840	4,635
NCL Finance Ltd. 6.125% 3/15/28 (b)	1,660	1,511
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (b)	10,620	9,872
5.375% 7/15/27 (b)	3,900	3,708
5.5% 8/31/26 (b)	10,740	10,300
5.5% 4/1/28 (b)	6,610	6,230
7.25% 1/15/30 (b)	1,370	1,385
Viking Cruises Ltd. 9.125% 7/15/31 (b)	905	931
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (b)	1,605	1,493
Voc Escrow Ltd. 5% 2/15/28 (b)	2,130	1,979
		72,285
Metals/Mining - 1.5%
Arsenal AIC Parent LLC 8% 10/1/30 (b)(f)	1,655	1,688
Cleveland-Cliffs, Inc. 4.875% 3/1/31 (b)	550	488
Constellium NV 5.875% 2/15/26 (b)	1,255	1,237
Eldorado Gold Corp. 6.25% 9/1/29 (b)	1,505	1,353
ERO Copper Corp. 6.5% 2/15/30 (b)	7,950	7,016
First Quantum Minerals Ltd.:
6.875% 3/1/26 (b)	2,210	2,164
6.875% 10/15/27 (b)	9,420	9,214
7.5% 4/1/25 (b)	1,708	1,699
8.625% 6/1/31 (b)	285	292
FMG Resources Pty Ltd.:
4.375% 4/1/31 (b)	1,375	1,182
4.5% 9/15/27 (b)	1,595	1,491
Howmet Aerospace, Inc. 5.95% 2/1/37	1,100	1,118
HudBay Minerals, Inc. 4.5% 4/1/26 (b)	530	503
Mineral Resources Ltd.:
8% 11/1/27 (b)	2,225	2,231
8.5% 5/1/30 (b)	3,355	3,390
Novelis Corp.:
3.25% 11/15/26 (b)	815	741
3.875% 8/15/31 (b)	1,360	1,132
PMHC II, Inc. 9% 2/15/30 (b)	5,155	4,208
		41,147
Paper - 0.8%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29 (b)	3,020	2,471
6% 6/15/27 (b)	4,690	4,628
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (b)	1,950	1,866
8.75% 4/15/30 (b)	3,995	3,622
Glatfelter Corp. 4.75% 11/15/29 (b)	3,520	2,433
Mercer International, Inc. 5.125% 2/1/29	1,780	1,458
SPA Holdings 3 OY 4.875% 2/4/28 (b)	5,695	4,722
		21,200
Publishing/Printing - 0.2%
Cimpress PLC 7% 6/15/26	655	618
News Corp. 5.125% 2/15/32 (b)	4,070	3,724
		4,342
Railroad - 0.1%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (b)	2,565	2,173
Restaurants - 0.8%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (b)	2,310	2,116
4% 10/15/30 (b)	7,316	6,287
5.75% 4/15/25 (b)	1,055	1,049
Garden SpinCo Corp. 8.625% 7/20/30 (b)	1,415	1,527
Yum! Brands, Inc.:
3.625% 3/15/31	1,370	1,172
4.625% 1/31/32	8,980	8,133
5.375% 4/1/32	1,100	1,041
		21,325
Services - 5.2%
ADT Corp. 4.125% 8/1/29 (b)	3,320	2,880
AECOM 5.125% 3/15/27	1,845	1,781
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29 (b)	4,930	3,761
9.75% 7/15/27 (b)	5,380	4,934
APX Group, Inc.:
5.75% 7/15/29 (b)	3,330	2,891
6.75% 2/15/27 (b)	2,720	2,652
Aramark Services, Inc. 6.375% 5/1/25 (b)	6,350	6,350
ASGN, Inc. 4.625% 5/15/28 (b)	2,500	2,292
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (b)	8,250	7,491
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (b)	11,100	11,322
CoreCivic, Inc.:
4.75% 10/15/27	10,744	9,469
8.25% 4/15/26	10,440	10,519
CoreLogic, Inc. 4.5% 5/1/28 (b)	3,795	3,121
Fair Isaac Corp. 4% 6/15/28 (b)	5,065	4,649
Gartner, Inc.:
3.625% 6/15/29 (b)	890	784
3.75% 10/1/30 (b)	1,235	1,077
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	19,014	18,372
Hertz Corp. 5% 12/1/29 (b)	660	545
Iron Mountain, Inc. 4.5% 2/15/31 (b)	1,370	1,181
Korn Ferry 4.625% 12/15/27 (b)	1,015	954
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (b)	3,815	3,579
Life Time, Inc. 8% 4/15/26 (b)	4,005	4,005
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	5,640	5,188
PowerTeam Services LLC 9.033% 12/4/25 (b)	2,930	2,755
Prime Securities Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26 (b)	900	882
Service Corp. International:
4% 5/15/31	2,300	1,961
5.125% 6/1/29	1,443	1,371
Sotheby's 7.375% 10/15/27 (b)	2,745	2,432
The GEO Group, Inc.:
6% 4/15/26	835	764
9.5% 12/31/28 (b)	3,820	3,725
10.5% 6/30/28	1,425	1,429
TriNet Group, Inc. 3.5% 3/1/29 (b)	8,560	7,469
Uber Technologies, Inc. 4.5% 8/15/29 (b)	990	915
United Rentals North America, Inc. 6% 12/15/29 (b)	1,375	1,373
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	9,077	8,446
		143,319
Steel - 0.3%
Commercial Metals Co.:
3.875% 2/15/31	1,655	1,437
4.125% 1/15/30	4,160	3,724
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)	3,630	3,235
		8,396
Super Retail - 1.9%
Bath & Body Works, Inc. 6.694% 1/15/27	1,315	1,319
Carvana Co.:
4.875% 9/1/29 (b)	5,025	3,116
5.5% 4/15/27 (b)	4,845	3,551
5.875% 10/1/28 (b)	2,535	1,536
10.25% 5/1/30 (b)	715	582
EG Global Finance PLC:
6.75% 2/7/25 (b)	8,256	8,108
8.5% 10/30/25 (b)	10,371	10,269
Hanesbrands, Inc. 4.875% 5/15/26 (b)	740	694
LBM Acquisition LLC 6.25% 1/15/29 (b)	5,580	4,811
Levi Strauss & Co. 3.5% 3/1/31 (b)	1,785	1,462
Michaels Companies, Inc.:
5.25% 5/1/28 (b)	3,550	3,018
7.875% 5/1/29 (b)	2,730	1,945
Nordstrom, Inc.:
4.25% 8/1/31	4,150	3,273
4.375% 4/1/30	2,760	2,328
Sally Holdings LLC 5.625% 12/1/25	3,045	3,026
Wolverine World Wide, Inc. 4% 8/15/29 (b)	4,605	3,617
		52,655
Technology - 6.2%
Acuris Finance U.S. 5% 5/1/28 (b)	11,650	9,243
Athenahealth Group, Inc. 6.5% 2/15/30 (b)	2,510	2,127
Black Knight InfoServ LLC 3.625% 9/1/28 (b)	8,405	7,691
Block, Inc.:
2.75% 6/1/26	1,375	1,252
3.5% 6/1/31	8,155	6,830
Broadcom, Inc.:
2.45% 2/15/31 (b)	3,380	2,745
2.6% 2/15/33 (b)	4,040	3,147
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (b)	1,720	1,533
4.875% 7/1/29 (b)	1,735	1,541
Cloud Software Group, Inc. 9% 9/30/29 (b)	8,845	7,922
Coherent Corp. 5% 12/15/29 (b)	6,960	6,264
CommScope, Inc. 4.75% 9/1/29 (b)	3,600	2,773
Elastic NV 4.125% 7/15/29 (b)	2,410	2,091
Entegris Escrow Corp.:
4.75% 4/15/29 (b)	5,185	4,837
5.95% 6/15/30 (b)	8,335	7,993
Entegris, Inc. 3.625% 5/1/29 (b)	2,550	2,207
Gartner, Inc. 4.5% 7/1/28 (b)	4,490	4,197
Gen Digital, Inc.:
5% 4/15/25 (b)	2,715	2,676
7.125% 9/30/30 (b)	1,360	1,371
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (b)	5,240	4,506
5.25% 12/1/27 (b)	945	902
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)	1,660	1,686
ION Trading Technologies Ltd. 5.75% 5/15/28 (b)	7,345	6,390
Match Group Holdings II LLC:
3.625% 10/1/31 (b)	820	675
4.125% 8/1/30 (b)	1,760	1,519
McAfee Corp. 7.375% 2/15/30 (b)	985	851
MicroStrategy, Inc. 6.125% 6/15/28 (b)	8,160	7,304
ON Semiconductor Corp. 3.875% 9/1/28 (b)	3,675	3,329
Open Text Corp. 3.875% 12/1/29 (b)	4,020	3,400
Open Text Holdings, Inc.:
4.125% 2/15/30 (b)	4,620	3,960
4.125% 12/1/31 (b)	3,170	2,628
Rackspace Hosting, Inc.:
3.5% 2/15/28 (b)	7,610	3,404
5.375% 12/1/28 (b)	25,329	7,013
Roblox Corp. 3.875% 5/1/30 (b)	4,035	3,390
Seagate HDD Cayman:
5.75% 12/1/34	3,695	3,277
8.25% 12/15/29 (b)	1,310	1,373
8.5% 7/15/31 (b)	1,585	1,655
Sensata Technologies BV:
4% 4/15/29 (b)	3,440	3,040
5% 10/1/25 (b)	550	536
Sensata Technologies, Inc. 3.75% 2/15/31 (b)	1,370	1,157
SS&C Technologies, Inc. 5.5% 9/30/27 (b)	1,085	1,048
TTM Technologies, Inc. 4% 3/1/29 (b)	13,015	11,095
Uber Technologies, Inc.:
7.5% 5/15/25 (b)	7,195	7,276
8% 11/1/26 (b)	9,595	9,789
Virtusa Corp. 7.125% 12/15/28 (b)	1,345	1,127
		170,770
Telecommunications - 6.1%
Altice Financing SA:
5% 1/15/28 (b)	5,598	4,344
5.75% 8/15/29 (b)	15,535	11,647
Altice France Holding SA 6% 2/15/28 (b)	10,793	3,966
Altice France SA:
5.125% 1/15/29 (b)	12,809	8,929
5.125% 7/15/29 (b)	5,655	3,960
5.5% 1/15/28 (b)	5,700	4,182
5.5% 10/15/29 (b)	50	36
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	11,832	10,649
Cablevision Lightpath LLC:
3.875% 9/15/27 (b)	2,199	1,825
5.625% 9/15/28 (b)	1,290	981
Consolidated Communications, Inc. 5% 10/1/28 (b)	2,395	1,772
Frontier Communications Holdings LLC:
5% 5/1/28 (b)	5,510	4,669
5.875% 10/15/27 (b)	258	236
5.875% 11/1/29	5,574	4,087
8.75% 5/15/30 (b)	4,055	3,912
IHS Netherlands Holdco BV 8% 9/18/27 (b)	1,575	1,431
Intelsat Jackson Holdings SA 6.5% 3/15/30 (b)	8,320	7,600
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)	2,555	2,113
Level 3 Financing, Inc.:
3.625% 1/15/29 (b)	4,904	3,237
4.25% 7/1/28 (b)	4,625	3,273
10.5% 5/15/30 (b)	9,537	9,879
Millicom International Cellular SA:
4.5% 4/27/31 (b)	7,907	6,293
5.125% 1/15/28 (b)	3,560	3,172
Sable International Finance Ltd. 5.75% 9/7/27 (b)	1,577	1,458
SBA Communications Corp. 3.125% 2/1/29	1,400	1,180
Sprint Corp.:
7.125% 6/15/24	11,040	11,144
7.625% 2/15/25	4,140	4,234
7.625% 3/1/26	9,410	9,794
7.875% 9/15/23	2,745	2,747
Telecom Italia Capital SA:
6% 9/30/34	3,477	2,815
7.2% 7/18/36	3,069	2,637
7.721% 6/4/38	995	884
Uniti Group, Inc. 6% 1/15/30 (b)	17,315	11,450
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)	5,830	4,992
VMED O2 UK Financing I PLC 4.25% 1/31/31 (b)	1,079	893
Windstream Escrow LLC 7.75% 8/15/28 (b)	10,000	8,423
Zayo Group Holdings, Inc.:
4% 3/1/27 (b)	4,245	3,036
6.125% 3/1/28 (b)	3,438	2,120
		170,000
Textiles/Apparel - 0.2%
Crocs, Inc. 4.125% 8/15/31 (b)	1,815	1,462
Foot Locker, Inc. 4% 10/1/29 (b)	1,740	1,353
Kontoor Brands, Inc. 4.125% 11/15/29 (b)	1,460	1,248
Victoria's Secret & Co. 4.625% 7/15/29 (b)	1,945	1,459
		5,522
Transportation Ex Air/Rail - 0.6%
Golar LNG Ltd. 7% 10/20/25 (b)	4,050	3,958
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (b)	2,635	2,200
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (b)	1,040	1,006
Seaspan Corp. 5.5% 8/1/29 (b)	10,205	8,317
XPO, Inc.:
6.25% 6/1/28 (b)	800	791
7.125% 6/1/31 (b)	1,330	1,346
		17,618
Utilities - 2.9%
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)	6,515	5,400
3.75% 1/15/32 (b)	670	548
4.75% 3/15/28 (b)	1,540	1,429
DPL, Inc.:
4.125% 7/1/25	3,465	3,322
4.35% 4/15/29	460	405
EnLink Midstream Partners LP 4.15% 6/1/25	1,385	1,333
FirstEnergy Corp. 3.4% 3/1/50	5,445	3,720
Global Partners LP/GLP Finance Corp. 7% 8/1/27	6,506	6,360
NRG Energy, Inc.:
3.375% 2/15/29 (b)	6,240	5,152
3.625% 2/15/31 (b)	1,990	1,562
5.25% 6/15/29 (b)	5,350	4,828
PG&E Corp.:
5% 7/1/28	9,760	9,029
5.25% 7/1/30	14,760	13,256
Pike Corp. 5.5% 9/1/28 (b)	7,552	6,797
Vistra Operations Co. LLC:
5% 7/31/27 (b)	8,646	8,145
5.5% 9/1/26 (b)	2,845	2,751
5.625% 2/15/27 (b)	6,375	6,164
		80,201
TOTAL NONCONVERTIBLE BONDS		2,310,532
TOTAL CORPORATE BONDS (Cost $2,635,491)		2,345,512

Commercial Mortgage Securities - 0.1%
	Principal Amount (a) (000s)	Value ($) (000s)
BX Trust floater Series 2021-SOAR Class G, CME Term SOFR 1 Month Index + 2.910% 8.1365% 6/15/38 (b)(c)(d)	1,989	1,889
Hilton U.S.A. Trust Series 2016-HHV Class E, 4.1935% 11/5/38 (b)(c)	1,600	1,436
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,342)		3,325

Common Stocks - 3.1%
	Shares	Value ($) (000s)
Automotive & Auto Parts - 0.1%
Aptiv PLC (j)	31,300	3,427
Capital Goods - 0.1%
Regal Rexnord Corp.	22,700	3,545
Energy - 1.3%
California Resources Corp. warrants 10/27/24 (j)	4,683	85
Forbes Energy Services Ltd. (i)(j)	47,062	0
Mesquite Energy, Inc. (i)(j)	213,506	30,433
New Fortress Energy, Inc.	174,600	4,985
TOTAL ENERGY		35,503
Food & Drug Retail - 1.2%
Southeastern Grocers, Inc. (h)(i)(j)	1,235,303	32,526
Healthcare - 0.2%
Centene Corp. (j)	66,300	4,514
Technology - 0.1%
Coherent Corp. (j)	83,800	3,969
Telecommunications - 0.1%
CUI Acquisition Corp. Class E (i)(j)	1	0
GTT Communications, Inc. (i)	113,281	1,399
TOTAL TELECOMMUNICATIONS		1,399
TOTAL COMMON STOCKS (Cost $38,602)		84,883

Bank Loan Obligations - 6.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Broadcasting - 0.2%
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.2534% 8/24/26 (c)(d)(k)	4,991	3,777
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0255% 8/24/26 (c)(d)(k)	11,482	312
TOTAL BROADCASTING		4,089
Building Materials - 0.2%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.7535% 5/17/28 (c)(d)(k)	5,401	4,634
Chemicals - 0.3%
Consolidated Energy Finance SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9.0379% 5/7/25 (c)(d)(i)(k)	2,438	2,365
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6169% 10/4/29 (c)(d)(k)	4,930	4,801
TOTAL CHEMICALS		7,166
Consumer Products - 0.1%
Mattress Firm, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.250% 9.95% 9/24/28 (c)(d)(k)	3,945	3,863
Energy - 0.3%
EG America LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.1645% 2/6/25 (c)(d)(k)	3,575	3,554
Tranche BB 1LN, term loan:
6 month U.S. LIBOR + 4.000% 9.3563% 2/5/25 (c)(d)(k)	1,054	1,050
CME Term SOFR 1 Month Index + 4.000% 9.217% 2/5/25 (c)(d)(k)	1,692	1,677
EG Finco Ltd. Tranche B, term loan 6 month U.S. LIBOR + 4.000% 9.1645% 2/6/25 (c)(d)(k)	2,451	2,436
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (d)(e)(i)(k)	3,958	0
term loan 3 month U.S. LIBOR + 0.000% 0% (d)(e)(i)(k)	1,690	0
TOTAL ENERGY		8,717
Gaming - 0.0%
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7/20/30 (d)(k)(l)	230	230
Healthcare - 0.3%
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4187% 11/23/27 (c)(d)(k)	5,786	4,858
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.4331% 1/8/27 (c)(d)(k)	344	339
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.3419% 10/1/27 (c)(d)(k)	2,005	1,969
TOTAL HEALTHCARE		7,166
Homebuilders/Real Estate - 0.0%
Breakwater Energy Tranche B 1LN, term loan 11% 9/1/26 (c)(i)(k)	1,180	1,121
Insurance - 0.0%
Alliant Holdings Intermediate LLC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7216% 11/6/27 (c)(d)(k)	507	506
Leisure - 0.8%
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.4058% 7/21/28 (c)(d)(k)	14,722	14,501
ClubCorp Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 8.2879% 9/18/24 (c)(d)(k)	8,780	8,551
TOTAL LEISURE		23,052
Paper - 0.0%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.5937% 4/13/29 (c)(d)(k)	860	852
Services - 1.9%
ABG Intermediate Holdings 2 LLC:
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2025% 12/21/28 (c)(d)(k)	1,886	1,887
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 12/21/28 (d)(k)(m)	619	619
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 11.1687% 12/10/29 (c)(d)(k)	1,580	1,345
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9187% 12/10/28 (c)(d)(k)	5,574	5,234
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 9.6381% 6/21/24 (c)(d)(k)	11,634	11,597
CoreLogic, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9331% 6/2/28 (c)(d)(k)	6,193	5,680
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 12.981% 6/13/25 (c)(d)(k)	4,580	4,163
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9.231% 6/13/24 (c)(d)(k)	6,825	6,605
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3985% 4/11/29 (c)(d)(k)	6,848	6,052
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.2303% 3/4/28 (c)(d)(k)	10,005	8,439
TOTAL SERVICES		51,621
Super Retail - 0.7%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.943% 3/5/28 (c)(d)(k)	6,631	6,605
LBM Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.1687% 12/18/27 (c)(d)(k)	13,495	13,064
TOTAL SUPER RETAIL		19,669
Technology - 0.5%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8054% 2/15/29 (c)(d)(k)	3,899	3,779
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 3.5% 2/15/29 (c)(d)(k)(m)	480	465
Sophia LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9.0379% 10/7/27 (c)(d)(k)	1,567	1,557
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 8.6184% 5/3/26 (c)(d)(k)	5,792	5,757
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.6184% 5/3/27 (c)(d)(k)	1,500	1,478
Verscend Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.4331% 8/27/25 (c)(d)(k)	1,944	1,941
TOTAL TECHNOLOGY		14,977
Telecommunications - 0.3%
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.3419% 6/30/28 (c)(d)(k)	4,602	2,568
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.2025% 12/30/27 (c)(d)(k)	5,753	4,775
TOTAL TELECOMMUNICATIONS		7,343
Utilities - 0.4%
PG&E Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4331% 6/23/25 (c)(d)(k)	10,249	10,214
TOTAL BANK LOAN OBLIGATIONS (Cost $179,139)		165,220

Preferred Securities - 1.4%
	Principal Amount (a) (000s)	Value ($) (000s)
Air Transportation - 0.2%
AerCap Holdings NV 5.875% 10/10/79 (c)	4,490	4,340
Banks & Thrifts - 0.8%
Ally Financial, Inc.:
4.7% (c)(n)	4,475	3,395
4.7% (c)(n)	4,365	3,055
Bank of America Corp. 5.875% (c)(n)	5,385	5,022
JPMorgan Chase & Co.:
4.6% (c)(n)	3,885	3,671
6.1% (c)(n)	5,400	5,371
Wells Fargo & Co. 5.9% (c)(n)	2,970	2,939
TOTAL BANKS & THRIFTS		23,453
Diversified Financial Services - 0.1%
Charles Schwab Corp. 4% (c)(n)	3,465	2,714
Energy - 0.3%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.3487% (c)(d)(n)	7,742	7,007
EnLink Midstream Partners LP 3 month U.S. LIBOR + 4.110% 9.6184% 12/31/99 (c)(d)(n)	785	677
TOTAL ENERGY		7,684
TOTAL PREFERRED SECURITIES (Cost $36,099)		38,191

Other - 1.7%
	Shares	Value ($) (000s)
Other - 1.7%
Fidelity Private Credit Central Fund LLC (h) (Cost $46,260)	4,650,410	46,732

Money Market Funds - 2.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.32% (o) (Cost $55,967)	55,956,258	55,967

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $2,994,900)	2,739,830
NET OTHER ASSETS (LIABILITIES) - 0.9%	24,661
NET ASSETS - 100.0%	2,764,491

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,762,565,000 or 63.8% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Non-income producing - Security is in default.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $84,036,000 or 3.0% of net assets.

(i)	Level 3 security
(j)	Non-income producing
(k)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(l)	The coupon rate will be determined upon settlement of the loan after period end.
(m)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $949,000 and $935,000, respectively.

(n)	Security is perpetual in nature with no stated maturity date.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Fidelity Private Credit Central Fund LLC	6/06/22	46,253

Jonah Energy Parent LLC 12% 11/5/25	5/05/23	4,614

Southeastern Grocers, Inc.	6/01/18	8,689

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	70,215	206,906	221,154	855	-	-	55,967	0.1%
Fidelity Private Credit Central Fund LLC	46,120	46,260	46,253	859	-	605	46,732	7.3%
Fidelity Securities Lending Cash Central Fund 5.32%	428	4,219	4,647	-	-	-	-	0.0%
Total	116,763	257,385	272,054	1,714	-	605	102,699

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Central Fund LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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